UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22425

Nuveen Build America Bond Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Build America Bond Opportunity Fund (NBD)
	December 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California – 20.5% (18.5% of Total Investments)
$ 1,030	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	No Opt. Call	A+	$ 1,490,853
	Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 7.043%, 4/01/50
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A2	1,928,385
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
2,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	5,803,900
	Bonds, Tender Option Bond Trust TN027, 29.762%, 8/01/49 (IF) (4)
3,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Mulitple	No Opt. Call	AA–	3,978,330
	Capital Projects I, Build America Taxable Bond Series 2010B, 7.618%, 8/01/40
2,650	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	3,449,929
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA	6,644,100
	Option Bond Trust T0003, 29.807%, 7/01/42 (IF) (4)
1,000	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	A	1,132,890
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
2,175	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	No Opt. Call	AAA	2,887,291
	Build America Taxable Bonds Series 2010A, 5.911%, 4/01/48
2,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA–	3,045,800
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust
	B001, 29.403%, 11/01/41 (IF)
315	Stanton Redevelopment Agency, California, Consolidated Project Tax Allocation Bonds, Series	No Opt. Call	A–	343,372
	2011A, 7.000%, 12/01/19
3,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Build	No Opt. Call	Aa2	3,929,670
	America Taxable Bonds, Series 2010H, 6.548%, 5/15/48
20,670	Total California			34,634,520
	Colorado – 4.7% (4.2% of Total Investments)
4,000	Colorado State Bridge Enterprise Revenue Bonds, Federally Taxable Build America Series 2010A,	No Opt. Call	AA	5,177,480
	6.078%, 12/01/40
2,000	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Build	No Opt. Call	AA+	2,730,600
	America Series 2010B, 5.844%, 11/01/50
6,000	Total Colorado			7,908,080
	Connecticut – 0.7% (0.6% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,166,010
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	District of Columbia – 0.6% (0.5% of Total Investments)
800	District of Columbia, Income Tax Secured Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	AAA	997,656
	2009E, 5.591%, 12/01/34 (4)
	Georgia – 3.4% (3.1% of Total Investments)
2,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	2,382,280
	America Bonds Series 2010A, 6.637%, 4/01/57
3,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	3,367,560
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
5,000	Total Georgia			5,749,840
	Illinois – 15.3% (13.8% of Total Investments)
3,575	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	4,017,764
	America Bonds, Series 2010B, 6.200%, 12/01/40
1,010	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A2	1,177,236
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38

5,160	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	AA	6,577,607
	2010B, 6.900%, 1/01/40 (4)
3,545	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA	4,834,210
1,000	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D,	No Opt. Call	AA	1,156,420
	6.229%, 11/15/34
500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	3/13 at 100.00	Baa3	493,000
	2006A, 6.100%, 4/01/15
2,000	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5,	No Opt. Call	A	2,435,240
	7.350%, 7/01/35
4,110	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	5,114,813
	Senior Lien Series 2009A, 6.184%, 1/01/34
20,900	Total Illinois			25,806,290
	Indiana – 2.7% (2.4% of Total Investments)
3,480	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series	No Opt. Call	AA+	4,602,022
	2010B-2, 6.116%, 1/15/40
	Kentucky – 2.3% (2.1% of Total Investments)
3,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA	3,926,670
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
	Massachusetts – 3.1% (2.8% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	5,167,900
	Bond Trust T0004, 25.756%, 6/01/40 (IF) (4)
	Michigan – 4.3% (3.9% of Total Investments)
3,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Build America	5/20 at 100.00	Aa2	3,225,540
	Taxable Bond Series 2010B, 6.845%, 5/01/40
2,060	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/22 at 100.00	B2	1,702,981
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
2,000	Wayne County Building Authority, Michigan, General Obligation Bonds, Jail Facilities,	12/20 at 100.00	BBB+	2,365,080
	Federally Taxable Recovery Zone Economic Development Series 2010, 10.000%, 12/01/40
7,060	Total Michigan			7,293,601
	Mississippi – 1.8% (1.6% of Total Investments)
2,585	Mississippi State, General Obligation Bonds, Build America Taxable Bond Series 2010F,	No Opt. Call	AA+	3,100,423
	5.245%, 11/01/34
	Missouri – 1.1% (1.0% of Total Investments)
250	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	329,065
	Bonds, Series 2009A, 5.960%, 11/01/39
1,150	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	1,486,559
	Bonds, Series 2010, 5.792%, 11/01/41
1,400	Total Missouri			1,815,624
	Nevada – 2.6% (2.3% of Total Investments)
1,950	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	2,256,696
1,500	Clark County, Nevada, Airport System Revenue, Taxable Direct Payment Build America Bonds,	No Opt. Call	Aa2	2,137,995
	Senior Series 2010C, 6.820%, 7/01/45
3,450	Total Nevada			4,394,691
	New Jersey – 7.1% (6.4% of Total Investments)
3,055	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America	No Opt. Call	A+	3,681,642
	Bonds Issuer Subsidy Program, Series 2010C, 5.754%, 12/15/28
4,000	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	5,696,960
	7.102%, 1/01/41
2,070	Rutgers State University, New Jersey, Revenue Bonds, Build America Taxable Bond Series 2010H,	No Opt. Call	AA	2,601,431
	5.665%, 5/01/40
9,125	Total New Jersey			11,980,033
	New York – 14.2% (12.8% of Total Investments)
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender	No Opt. Call	AAA	4,426,100
	Option Bond Trust B004, 25.109%, 3/15/40 (IF)
2,025	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Federally	No Opt. Call	A	2,648,518
	Taxable Issuer Subsidy Build America Bonds, Series 2010A, 6.668%, 11/15/39
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,744,330
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA,
	5.440%, 6/15/43 (4)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	5,506,500
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2,
	26.799%, 6/15/44 (IF)
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA–	4,655,630
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
2,500	New York City, New York, General Obligation Bonds, Federally Taxable Build America Bonds,	12/20 at 100.00	AA	3,080,500
	Series 2010-F1, 6.646%, 12/01/31
15,025	Total New York			24,061,578
	North Carolina – 1.0% (0.9% of Total Investments)
1,400	North Carolina Turnpike Authority, Triangle Expressway System State Annual Appropriation	1/19 at 100.00	AA	1,612,758
	Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009B,
	6.700%, 1/01/39
	Ohio – 3.9% (3.5% of Total Investments)
3,000	American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects Revenue Bonds, Federally	No Opt. Call	A	4,080,870
	Taxable Build America Bonds, Series 2010B, 7.499%, 2/15/50
2,150	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	2,485,701
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
5,150	Total Ohio			6,566,571
	Pennsylvania – 1.8% (1.6% of Total Investments)
2,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	Aa3	2,980,475
	2010B, 5.511%, 12/01/45
	South Carolina – 9.1% (8.1% of Total Investments)
2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	2,683,020
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	555,048
	Federally Taxable Build America Tender Option Bond Trust T30002, 29.331%, 1/01/50 (IF)
8,985	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	12,053,467
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50 (UB)
11,190	Total South Carolina			15,291,535
	Tennessee – 2.1% (1.9% of Total Investments)
3,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennesse,	No Opt. Call	Aa2	3,624,840
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B,
	6.731%, 7/01/43
	Texas – 5.3% (4.8% of Total Investments)
1,810	Board of Regents, University of Texas System, Financing System Revenue Bonds, Build America	8/19 at 100.00	AAA	2,137,429
	Taxable Bonds, Series 2009B, 6.276%, 8/15/41
2,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Build America Taxable	No Opt. Call	AA+	2,703,620
	Bonds, Series 2009B, 5.999%, 12/01/44
2,000	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A+	2,414,420
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
1,500	North Texas Tollway Authority, System Revenue Bonds, Subordinate Lien Taxable Revenue Bonds,	2/20 at 100.00	Baa3	1,760,100
	Federally Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30
7,310	Total Texas			9,015,569
	Virginia – 2.8% (2.5% of Total Investments)
2,110	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	BBB+	2,547,908
	Series 2009D, 7.462%, 10/01/46 – AGC Insured
3,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	No Opt. Call	B2	2,121,480
	Refunding Senior Lien Series 2007A1, 6.706%, 6/01/46
5,110	Total Virginia			4,669,388
	Washington – 0.7% (0.7% of Total Investments)
1,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds,	No Opt. Call	Aa3	1,226,160
	Build America Taxable Bond Series 2010B, 6.790%, 7/01/40
$ 138,155	Total Investments (cost $141,976,489) – 111.1%			187,592,234
	Borrowings – (6.8)% (5), (6)			(11,500,000)
	Floating Rate Obligations – (4.3)%			(7,190,000)
	Other Assets Less Liabilities – 0.0% (7)			(23,216)
	Net Assets Applicable to Common Shares – 100%			$ 168,879,018

Investments in Derivatives as of December 31, 2012
Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation) (7)
Barclays Bank PLC	$11,200,000	Receive	1-Month USD-LIBOR	2.240%	Monthly	12/17/10	12/17/15	$ (620,871)
Barclays Bank PLC	14,750,000	Receive	1-Month USD-LIBOR	1.450	Monthly	10/01/14	10/01/18	(125,909)
Barclays Bank PLC	20,000,000	Receive	3-Month USD-LIBOR	2.863	Semi-Annually	2/14/13	2/14/42	(310,528)
Morgan Stanley	11,200,000	Receive	1-Month USD-LIBOR	1.295	Monthly	12/17/10	12/17/13	(119,905)
Morgan Stanley	14,750,000	Receive	1-Month USD-LIBOR	1.875	Monthly	10/01/14	6/01/20	(195,139)
Morgan Stanley	15,000,000	Receive	3-Month USD-LIBOR	3.035	Semi-Annually	2/21/14	2/21/41	(388,649)
Morgan Stanley	18,000,000	Receive	3-Month USD-LIBOR	3.098	Semi-Annually	1/24/14	1/24/41	(728,888)
								$(2,489,889)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$187,592,234	$ —	$187,592,234
Derivatives:
Swaps*	—	(2,489,889)	—	(2,489,889)
Total	$ —	$185,102,345	$ —	$185,102,345
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$ —	Unrealized depreciation
				on swaps	$(2,489,889)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments (excluding investments in derivatives) was $134,847,367.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$45,632,634
Depreciation	(81,182)
Net unrealized appreciation (depreciation) of investments	$45,551,452

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by
Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Borrowings as a percentage of Total Investments is 6.1%.
(6)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         March 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         March 1, 2013